ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 27, 2024

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the new series, Bahl & Gaynor Small Cap Dividend ETF and Bahl & Gaynor Dividend ETF (the “Funds”), is Post-Effective Amendment No. 977 and Amendment No. 978 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President and Secretary